ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND BASIS OF PRESENTATION
Schedule of details of the Company's principal subsidiaries, VIE and VIE's subsidiaries

	Place of		Percentage of
	incorporation,		equity interest
	registration and	Date of	attributable
Name of Company	business	incorporation/acquisition	to the Company	Principal activities
Subsidiaries:
Eight Hundred Logistics Technologies Corporation	British Virgin Islands	May 22, 2007	100%	Investment holding
(“BEST BVI”)	(“BVI”)
BEST Logistics Technologies Limited	Hong Kong	May 29, 2007	100%	Investment holding
(“BEST HK”)	(“HK”)
BEST Capital Inc (“BEST Capital”).	Cayman Islands	December 13, 2017	100%	Investment holding

BEST Capital Holding Limited	BVI	December 13, 2017	100%	Investment holding
(“BEST Capital BVI”)
BEST Store Network Limited (“Store Cayman”)	Cayman Islands	July 24, 2017	100%	Investment holding

BEST Store Network Holding Limited	BVI	November 13, 2018	100%	Investment holding
(“Store BVI”)
BEST Store Network Management Limited	HK	November 16, 2018	100%	Investment holding
(“Store HK”)
BEST Capital Management Limited	HK	December 20, 2017	100%	Investment holding
(“BEST Capital HK”)
BEST Logistics Technologies (China) Co., Ltd.	PRC	April 23, 2008	100%	Freight delivery and Supply chain
(“BEST China”)				management services
BEST Store Network (Hangzhou) Co., Ltd.	PRC	May16, 2013	100%	Store + services
(“BEST Store”)
Zhejiang BEST Technology Co., Ltd.	PRC	July 26, 2007	100%	Logistics technical services
(“BEST Technology”)
Xinyuan Financial Leasing (Zhejiang) Co., Ltd.	PRC	January 15, 2015	100%	Financial services
(“BEST Finance”)
BEST Logistics Technologies (Ningbo Free Trade Zone) Co., Ltd.	PRC	May 22, 2015	100%	Supply chain
(“BEST Ningbo”)				management services
VIEs
Hangzhou BEST Network Technologies Co., Ltd.	PRC	August 22, 2007	Nil	Express delivery services
(“BEST Network”)
Hangzhou BEST Information Technology Services Co., Ltd. (“BEST Information Technology”)	PRC	October 23, 2019	Nil	Ucargo transportation services

Hangzhou Baijia Commercial consulting Co., Ltd	PRC	December 20, 2019	Nil	Convenience store operations
(“Hangzhou Baijia”)
VIE’s subsidiaries:
Sichuan Wowo Supermarket Chain Co., Ltd.	PRC	May 4, 2017	Nil	Convenience store operations
(“Wowo”)
Shanxi Wowo Supermarket Chain Co., Ltd.	PRC	October 15, 2018	Nil	Convenience store operations
(“Shanxi Wowo”)
BEST UCargo Technologies (Hangzhou) Co., Ltd	PRC	September 8, 2017	Nil	Ucargo transportation services
(“BEST Ucargo”)

Schedule of carrying amounts of the assets, liabilities and the results of operations of the VIE and its subsidiaries

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	610,189	265,500	40,689
Restricted cash	412,134	104,103	15,954
Accounts and notes receivables, net	224,705	213,851	32,774
Inventories	24,004	15,868	2,432
Prepayments and other current assets	1,415,859	1,924,356	294,921
Short-term investments	150,692	40,276	6,173
Amounts due from related parties	195,811	189,093	28,980
Assets held for sale	64,195	509,419	78,072
Total current assets	3,097,589	3,262,466	499,995
Non-current assets:
Property and equipment, net	2,258,215	3,334,139	510,978
Intangible assets, net	2,838	3,314	508
Goodwill	229,096	229,096	35,110
Non-current deposits	37,191	35,149	5,387
Other non-current assets	269	169	26
Operating lease right-of-use assets	2,051,547	2,003,301	307,019
Restricted cash	38,096	376,535	57,707
Assets held for sale	496,173	—	—
Total non-current assets	5,113,425	5,981,703	916,735
Total assets	8,211,014	9,244,169	1,416,730
LIABILITIES
Current liabilities:
Short-term bank loans	819,000	954,250	146,245
Accounts and notes payable	2,071,644	2,696,142	413,203
Accrued expenses and other liabilities	1,183,998	1,255,516	192,417
Customer advances and deposits and deferred revenue	1,277,064	1,254,966	192,333
Operating lease liabilities	434,067	508,829	77,981
Amounts due to related parties	2,631,540	3,773,795	578,359
Income tax payable	—	4	—
Liabilities held for sale	74,242	193,432	29,645
Total current liabilities	8,491,555	10,636,934	1,630,183
Long-term bank loan	—	961	147
Operating lease liabilities	1,716,027	1,610,698	246,850
Deferred tax liabilities	102	102	16
Other non-current liabilities	133,037	174,441	26,733
Liabilities held for sale	118,704	—	—
Total non-current liabilities	1,967,870	1,786,202	273,746
Total liabilities	10,459,425	12,423,136	1,903,929

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Revenue from continuing operations	17,870,056	22,332,789	21,846,838	3,348,174
Revenue from discontinued operations	592,378	715,106	636,600	97,563
Total revenue	18,462,434	23,047,895	22,483,438	3,445,737

Net income/(loss) from continuing operations	142,063	97,916	(869,592)	(133,271)
Net loss from discontinued operations	(25,174)	(51,212)	(66,250)	(10,153)

Net cash generated from/(used in) continuing operating activities	801,640	1,006,301	(65,529)	(10,043)
Net cash generated from/(used in) discontinued operating activities	26,743	(3,770)	381	58
Net cash used in continuing investing activities	(804,205)	(1,289,195)	(1,166,284)	(178,741)
Net cash used in discontinued investing activities	(16,285)	(4,758)	(735)	(113)
Net cash generated from continuing financing activities	165,376	1,030,277	917,146	140,559
Net cash generated from discontinued financing activities	—	—	5,000	766

Schedule of the assets, liabilities and cash flows of the consolidated Plan

	As at December 31,	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Amounts due from related parties	157,345	301,914	46,271
Total current assets	157,345	301,914	46,271
Restricted cash	40,000	90,000	13,793
Amounts due from related parties	140,000	230,000	35,249
Total non-current assets	180,000	320,000	49,042
Total assets	337,345	621,914	95,313

Securitization debt	107,820	96,829	14,840
Amounts due to related parties	49,525	205,085	31,431
Total current liabilities	157,345	301,914	46,271
Amounts due to related parties	180,000	320,000	49,042
Total non-current liabilities	180,000	320,000	49,042
Total liabilities	337,345	621,914	95,313

	As at December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net cash used in operating activities	—	(297,345)	(234,569)	(35,949)
Net cash generated from financing activities	—	337,345	284,569	43,612